Average Annual Total Returns - Transamerica Legg Mason Dynamic Allocation - Balanced VP	Service 1 Year	Service 5 Years	Service Since Inception	Service Inception Date	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica Legg Mason Dynamic Allocation – Balanced VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Legg Mason Dynamic Allocation – Balanced VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Legg Mason Dynamic Allocation – Balanced VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(0.55%)	4.13%	4.38%	May 01, 2012	18.40%	15.22%	14.41%	15.16%	[1],[2]	10.28%	[1],[2]	9.13%	[1],[2]

[1]	The Transamerica Legg Mason Dynamic Allocation – Balanced VP Blended Benchmark consists of the following: S&P 500®, 40%; Bloomberg Barclays US Aggregate Bond Index, 35%; Bloomberg Barclays Long Treasury Index, 15%; MSCI EAFE Index, 5%; and Russell 2000®Index[2], 5%. Prior to June 9, 2014, the Blended Benchmark consisted of the following: Bloomberg Barclays Long Treasury Index, 50%; Russell 1000®Index[2], 40%; MSCI EAFE Index, 5%; and Russell 2000® Index[2], 5%.
[2]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.